Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000081163
Shareholder Report [Line Items]
Fund Name	Beck Mack + Oliver Partners Fund
Trading Symbol	BMPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Beck Mack + Oliver Partners Fund for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://www.beckmack.com/products. You can also request this information by contacting us at (800) 943-6786.

Additional Information Phone Number	(800) 943-6786
Additional Information Website	https://www.beckmack.com/products
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Beck Mack + Oliver Partners Fund	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended March 31, 2026 (the “Fiscal Year”), the Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned -1.05% net of fees and expenses, resulting in a net asset value of $24.45. By comparison, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +17.80%.

With respect to the underperformance of the Partners Fund relative to the S&P 500 during the Fiscal Year, our investment in Fiserv (“FISV”) detracted significantly from performance. At the beginning of 2025, FISV announced a new CEO, whom we researched intensely and about whom we arrived at a positive conclusion. Unfortunately, the performance of the underlying business was not as robust as we had previously underwritten, and we subsequently exited the position.

In addition, two of the Partners Fund’s largest positions, Apollo Global Management (“APO”) and Blackstone (“BX”) substantially underperformed the S&P 500 during the Fiscal Year. We believe that the recent underperformance represents a temporary share price drawdown.

Other positions that detracted from performance during the Fiscal Year include Arthur J. Gallagher, CoStar Group, and Roper Technologies. In all three instances, we believe the underlying investment thesis remains intact. Positive contributors to performance include Alphabet, Ferguson Enterprises, Hilton Worldwide Holdings, and Zurn Elkay Water Solutions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
Date	Beck Mack + Oliver Partners Fund	S&P 500® Index
3/31/16	$10,000	$10,000
6/30/16	$10,145	$10,246
9/30/16	$10,724	$10,640
12/31/16	$11,151	$11,047
3/31/17	$11,545	$11,717
6/30/17	$11,781	$12,079
9/30/17	$12,501	$12,620
12/31/17	$13,143	$13,459
3/31/18	$13,019	$13,357
6/30/18	$13,447	$13,815
9/30/18	$14,528	$14,881
12/31/18	$11,161	$12,869
3/31/19	$12,659	$14,625
6/30/19	$13,244	$15,255
9/30/19	$13,233	$15,514
12/31/19	$14,772	$16,921
3/31/20	$10,485	$13,605
6/30/20	$13,109	$16,399
9/30/20	$13,053	$17,864
12/31/20	$15,519	$20,034
3/31/21	$19,080	$21,271
6/30/21	$21,663	$23,089
9/30/21	$22,141	$23,224
12/31/21	$23,847	$25,785
3/31/22	$22,391	$24,599
6/30/22	$18,466	$20,638
9/30/22	$17,351	$19,631
12/31/22	$18,814	$21,115
3/31/23	$19,713	$22,698
6/30/23	$22,012	$24,682
9/30/23	$21,773	$23,874
12/31/23	$24,888	$26,665
3/31/24	$27,495	$29,480
6/30/24	$26,743	$30,743
9/30/24	$28,668	$32,553
12/31/24	$30,227	$33,337
3/31/25	$28,132	$31,913
6/30/25	$30,102	$35,405
9/30/25	$32,038	$38,281
12/31/25	$31,867	$39,298
3/31/26	$27,836	$37,594

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 70,965,136
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 348,149
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Total Net Assets	$70,965,136
# of Portfolio Holdings	25
Portfolio Turnover Rate	6%
Investment Advisory Fees (Net of fees waived)	$348,149

Holdings [Text Block]

Sector Weightings

(% total investments)

Table Summary
Value	Value
Money Market Fund	0.8%
Financials	31.1%
Industrials	20.5%
Health Care	18.7%
Consumer Discretionary	10.8%
Information Technology	7.5%
Communication Services	6.9%
Real Estate	2.6%
Energy	1.1%

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

Table Summary
Alphabet, Inc., Class C	6.88%
Apollo Global Management, Inc.	6.76%
RadNet, Inc.	6.31%
Blackstone, Inc., Class A	6.00%
Ferguson Enterprises, Inc.	5.59%
Sunbelt Rentals Holdings, Inc.	5.51%
Microsoft Corp.	5.48%
Hilton Worldwide Holdings, Inc.	5.15%
Zurn Elkay Water Solutions Corp.	5.06%
Arthur J Gallagher & Co.	4.89%